CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 15,275	$ 2,873		$ 2,520
Accounts receivable, net of allowance for doubtful accounts of $624 and $1,113, respectively	42,230	43,646		55,568
Inventories	71,067	60,923		62,126
Prepaid expenses	9,212	6,665		7,333
Other current assets	5,859	3,362		9,150
Total current assets	143,643	117,469		142,865
Property and equipment, net of accumulated depreciation and amortization of $37,510 and $33,643, respectively	33,780	35,437		36,048
Deferred tax assets, net	11,696	12,900		1,900
Intangible assets, net	44,459	51,009		59,955
Goodwill	66,227	66,314		66,180	$ 76,981
Other assets	2,219	150		385
Total assets	302,024	283,279		307,333
Current liabilities
Accounts payable	21,890	21,978		25,695
Accrued liabilities	40,238	36,004		32,206
Income tax payable	2,505	1,005		678
Current portion of long-term debt	12,904	3,496		4,328
Total current liabilities	77,537	62,483		62,907
Long-term debt	212,946	209,310		270,313
Deferred tax liabilities	2,430	2,085		3,333
Other liabilities	1,774	550		802
Total liabilities	294,687	274,428		337,355
Commitments and contingencies (Note 6)
Mezzanine equity
Preferred stock ($0.0001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of September 30, 2021 and December 31, 2020)		0		0
Shareholders' equity
Common stock ($0.0001 par value, 190,000,000 shares authorized, 27,483,350 issued and outstanding as of September 30, 2021 and December 31, 2020)	3	3		3
Additional paid-in capital	48,670	48,670		48,670
Accumulated other comprehensive loss	(2,747)	(2,860)		(3,280)
Accumulated deficit	(38,589)	(36,962)		(75,415)
Total shareholders' equity	7,337	8,851	$ (8,125)	(30,022)	$ (29,977)
Total liabilities, mezzanine equity and shareholders' equity	$ 302,024	$ 283,279		$ 307,333